UAM FUNDS

                STERLING PARTNERS' PORTFOLIOS
                 INSTITUTIONAL CLASS SHARES

    Sterling Partners' Short-Term Fixed Income Portfolio

           Supplement dated April 24, 1997 to the
              Prospectus dated January 3, 1997

The information under the heading "FUND EXPENSES" on pages 1 and 2 of the Prospectus is amended to reflect that the Adviser, as of June 16, 1997, will no longer assume expenses otherwise payable by the Short-Term Fixed Income Portfolio (the "Portfolio") in order to keep the expense ratio of the Portfolio's Institutional Class Shares from exceeding 0.55% of its average daily net assets.

                          UAM FUNDS

                STERLING PARTNERS' PORTFOLIOS
             INSTITUTIONAL SERVICE CLASS SHARES

    Sterling Partners' Short-Term Fixed Income Portfolio

           Supplement dated April 24, 1997 to the
              Prospectus dated January 3, 1997

The information under the heading "FUND EXPENSES" on pages 1 and 2 of the Prospectus is amended to reflect that the Adviser, as of June 16, 1997, will no longer assume expenses otherwise payable by the Short-Term Fixed Income Portfolio (the "Portfolio") in order to keep the expense ratio of the Portfolio's Institutional Service Class Shares from exceeding 0.675% of its average daily net assets.